Pension Benefit Plans (Fair Values Of Pension Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure
Fair value of plan assets	$ 2,911.1	$ 2,918.5
Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure
Fair value of plan assets	690.6	629.5
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure
Fair value of plan assets	592.1	625.4
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure
Fair value of plan assets	0.0	0.0
Cash and equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	23.7	20.1
Cash and equivalents | Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure
Fair value of plan assets	23.7	20.1
Common Stock
Defined Benefit Plan Disclosure
Fair value of plan assets	370.9	273.9
Common Stock | Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure
Fair value of plan assets	347.5	249.4
Common Stock | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure
Fair value of plan assets	23.4	24.5
Preferred stock
Defined Benefit Plan Disclosure
Fair value of plan assets	4.3	2.6
Preferred stock | Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure
Fair value of plan assets	4.3	2.6
Corporate bonds
Defined Benefit Plan Disclosure
Fair value of plan assets	62.9	98.8
Corporate bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure
Fair value of plan assets	62.9	98.8
Government issued
Defined Benefit Plan Disclosure
Fair value of plan assets	82.9	80.5
Government issued | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure
Fair value of plan assets	82.9	80.5
Mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	477.7	546.2
Mutual funds | Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure
Fair value of plan assets	315.1	357.4
Mutual funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure
Fair value of plan assets	162.6	188.8
Insurance contracts
Defined Benefit Plan Disclosure
Fair value of plan assets	260.3	232.8
Insurance contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure
Fair value of plan assets	260.3	232.8
Total plan assets, excluding NAV assets
Defined Benefit Plan Disclosure
Fair value of plan assets	1,282.7	1,254.9
NAV assets, mutual funds
Defined Benefit Plan Disclosure
Fair value of plan assets	289.1	257.6
NAV Assets, insurance contracts
Defined Benefit Plan Disclosure
Fair value of plan assets	70.2	70.9
NAV assets, common collective trusts
Defined Benefit Plan Disclosure
Fair value of plan assets	697.8	742.5
NAV assets, venture capital, partnerships and other private investments
Defined Benefit Plan Disclosure
Fair value of plan assets	$ 571.3	$ 592.6